FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
5. FINANCIAL INSTRUMENTS
The following tables illustrate the classification of the Company's recurring fair value measurements for financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2017 and December 31, 2016:

		December 31, 2017		December 31, 2016
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial Liabilities
Fair value through profit or loss
5% Convertible Debentures	3	$—	$—	$13,294	$13,294
Warrants	2	—	—	2,729	2,729
7% Convertible Debentures embedded derivative	3	10,963	10,963	15,127	15,127

There were no non-recurring fair value measurements of financial instruments as at December 31, 2017.
The three levels of the fair value hierarchy are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
Level 3 - Inputs that are not based on observable market data.
The Company's policy is to recognize transfers into and transfers out of the fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer. During the year ended December 31, 2017, there were no transfers between the levels of the fair value hierarchy.
(Gain)/loss on fair value of financial instruments in the Statement of Operations includes the following components:

	For the Years Ended December 31,
	2017	2016
Loss on fair value of 5% Convertible Debentures	$317	$17,235
(Gain)/loss on fair value of warrants	(86)	2,322
Gain on warrant exercise	(193)	—
(Gain)/loss on fair value of 7% Convertible Debentures embedded derivative	(2,095)	3,812
Unrealized loss on non-hedge derivative contracts	—	2,307
	$(2,057)	$25,676

The valuation techniques that are used to measure fair value are as follows:
5% Convertible Debentures
On May 26, 2017, $13.6 million principal and $0.3 million interest was paid in full settlement of the 5% Convertible Debentures.
The debt component of the 5% Convertible Debentures was valued based on discounted cash flows and the conversion feature was valued based on a Black-Scholes model. The risk free interest rate used in the fair value computation was the interest rate on US treasury bills with maturity similar to the remaining life of the 5% Convertible Debentures. The discount rate used was determined by adding our risk premium to the risk free interest rate. A market-based volatility rate was applied to the fair value computation.
The following table presents the changes in the 5% Convertible Debentures for the year ended December 31, 2017:

Fair value
Balance, December 31, 2016	$13,294
Repayment	(13,611)
Loss on fair value in the period included in earnings	317
Balance, December 31, 2017	$—

Warrants
As part of the term loan transaction with Royal Gold, Inc. ("RGI"), 5,000,000 warrants to purchase Golden Star shares were issued to RGI. The warrants had a $0.27 exercise price and an expiry date of July 28, 2019, being the fourth year anniversary of the date of issuance. These instruments were fair valued based on a Black-Scholes model.
On August 30, 2017, the Company issued 3,223,684 common shares upon a cashless exercise of all 5,000,000 warrants held by RGI. The Company recorded a $2.5 million increase in equity, $2.7 million decrease in warrant liability and a $0.2 million gain on exercise.
The following table presents the changes in the warrants for the year ended December 31, 2017:

Fair value
Balance, December 31, 2016	$2,729
Exercise	(2,643)
Gain on fair value of warrants	(86)
Balance, December 31, 2017	$—

7% Convertible Debentures embedded derivative
The debt component of the 7% Convertible Debentures is recorded at amortized cost using the effective interest rate method, and the conversion feature is classified as an embedded derivative measured at fair value through profit or loss.
The embedded derivative was valued at December 31, 2017 and December 31, 2016 using a convertible note valuation model. The significant inputs used in the convertible note valuation are as follows:

	December 31, 2017	December 31, 2016
Embedded derivative
Risk premium	7.9%	12.9%
Borrowing costs	15.0%	10.0%
Expected volatility	45.0%	45.0%
Remaining life (years)	3.6	4.6

The following table presents the changes in the 7% Convertible Debentures embedded derivative for the year ended December 31, 2017:

Fair value
Balance, December 31, 2016	$15,127
Gain on conversions	(2,069)
Gain on fair value of 7% Convertible Debentures embedded derivative	(2,095)
Balance, December 31, 2017	$10,963

If the risk premium increases by 5%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the Statement of Operations would increase by $0.03 million at December 31, 2017.
If the borrowing costs increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the Statement of Operations would decrease by $0.4 million at December 31, 2017.
If the expected volatility increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the Statement of Operations would increase by $0.9 million at December 31, 2017.